RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended					0 Months Ended	9 Months Ended	0 Months Ended			9 Months Ended		0 Months Ended			12 Months Ended				12 Months Ended			3 Months Ended	0 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 08, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Affiliated Entity [Member] Vincent Chase Inc. [Member] Annual Advisory and Consulting Service Fee [Member]	Sep. 30, 2014 Affiliated Entity [Member] Vincent Chase Inc. [Member] Monthly Advisory and Consulting Service Fee [Member]	Jun. 30, 2014 Affiliated Entity [Member] Vincent Chase Inc. [Member] Monthly Advisory and Consulting Service Fee [Member]	Dec. 31, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Sep. 30, 2014 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Oct. 28, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Sep. 30, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Sep. 20, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Jul. 21, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member] Subsequent Event [Member]	Sep. 30, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member] Note Payable #1 [Member]	Sep. 30, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member] Note Payable #2 [Member]	Sep. 30, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member] Note Payable 3 [Member]	Sep. 30, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member] Note Payable #4 [Member]	Oct. 09, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member]	Sep. 30, 2014 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member]	Nov. 11, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member] Subsequent Event [Member]	Nov. 01, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member] Subsequent Event [Member]	Nov. 11, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member] Subsequent Event [Member]	Sep. 30, 2014 Affiliated Entity [Member] Dr. Bruce Consulting [Member]	Mar. 28, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Jan. 01, 2012 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member]	Dec. 31, 2012 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member]	Jan. 01, 2012 Affiliated Entity [Member] PVM International Inc. (PVMI) [Member]	Dec. 31, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Oct. 28, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Sep. 20, 2013 Affiliated Entity [Member] Vincent Chase Inc. [Member]	Dec. 31, 2012 Affiliated Entity [Member] Kind Clinics, LLC [Member]	Dec. 31, 2013 Affiliated Entity [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Mar. 31, 2014 Related Party and Shareholder [Member]	Nov. 01, 2014 Chief Executive Officer [Member] Restricted Stock Units (RSUs) [Member] Additional Award [Member]	Nov. 01, 2014 Chief Executive Officer [Member] Restricted Stock Units (RSUs) [Member]	Sep. 30, 2014 Chief Executive Officer [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Reimbursement of Construction Project Expenses [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Reimbursement of Advances on Investments [Member]	Nov. 01, 2014 Chief Executive Officer [Member]	Sep. 30, 2014 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Investor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Equity Method Investment, Ownership Percentage												100.00%		100.00%								100.00%			100.00%	100.00%				100.00%	100.00%				100.00%
Related Party Transaction, Amounts of Transaction								$ 150,000	$ 25,000	$ 12,500													$ 12,500	$ 12,500		$ 18,750					$ 262,500	$ 230,706			$ 113,613			$ 150,000				$ 98,519	$ 24,000
Number of Promissory Notes											2											4									2
Debt Instrument, Face Amount												100,000	100,000		150,000		250,000	100,000	500,000	375,000										1,000,000			100,000	150,000													125,000
Due to Related Parties, Current											111,794	491,674										391,674
Debt Instrument, Interest Rate, Stated Percentage		0.00%		0.00%								0.00%																		10.00%																	0.00%
Revenue from Related Parties		0	0	1,000,000	0	0	0
Repayments of Related Party Debt																75,000					3,197
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)	346,875																																												20,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited																																												20,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																																							20,000	70,000	50,000
Debt Instrument, Maturity Date, Description																												due on demand																			due on demand
Notes Payable, Related Parties, Current		491,674		491,674		111,794	869,038																				16,574		775,038		111,794																94,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																												2,000,000
Debt Instrument, Collateral																												secured with 1,000,000 shares of the Company’s common stock
Manufacturing Costs																																				$ 480,000	$ 510,000									$ 133,991